Accrued Expense and Other Liabilities	12 Months Ended
Sep. 30, 2023
Accrued Expense and Other Liabilities [Abstract]
ACCRUED EXPENSE AND OTHER LIABILITIES

Note 9 — ACCRUED EXPENSE AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	September 30, 2023	September 30, 2022

Payroll payables	$759,026	$1,733,937
Professional fee and others	282,806	422,314
Total	$1,041,832	$2,156,251